Restricted net assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted net assets
Appropriations	¥ 6,508	¥ 13,450	¥ 21,933
Accumulated reserves	176,516	¥ 170,008	¥ 156,577
Net assets not available for dividends	¥ 3,424,947